Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,763,375)	$ (1,379,756)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation expense	269,926	250,328
Amortization of intangible asset	25,000	25,000
Amortization of right of use asset	28,073	9,552
Impairment of other asset		50,000
Amortization of convertible debt, net	956,554	257,445
Stock based compensation	830,900
Change in fair value of derivative liabilities		(69,677)
Gain on debt extinguishment	(269,261)	(134,677)
Fair value of options granted	830,900
Convertible debt issued for services		113,000
Changes in operating assets and liabilities:
Accounts receivable	67,322	(73,827)
Inventory	4,876	(97,274)
Unbilled revenue	495	11,029
Prepaid expense	16,812	(16,670)
Other current assets	68,874	(53,073)
Operating lease liabilities	(28,158)	(12,374)
Accounts payable and accrued liabilities	(111,616)	289,751
Provision for income taxes	(2,899)	11,160
Contract liabilities	(4,503)	21,506
Net cash used in operating activities	(836,980)	(659,203)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(34,903)	(70,194)
Net cash used in investing activities	(34,903)	(70,194)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from (repayments to) related party, net	50,989	12,044
Proceeds from (repayments to) note payable Coronavirus loans	362,457	(46,422)
Proceeds of convertible debt	1,177,000	757,000
Repayments to convertible notes payable		(87,778)
(Repayments to) proceeds from line of credit	(24,483)	24,483
Net cash provided by financing activities	1,565,963	659,327
Effect of exchange rate on cash	(40,680)	2,544
Net increase in cash	653,400	(67,526)
Cash beginning of year	75,362	142,888
Cash end of year	728,762	75,362
Cash paid during the period for
Interest		20,270
Income tax
NON-CASH FINANCING AND INVESTING ACTIVITIES DURING THE YEAR
Beneficial conversion feature on convertible debt	1,136,901	805,000
Issuance common stock from convertible debt	687,734
Long term debt issued in exchange for preferred stock		168,270
Obtaining right of use asset for lease liability		$ 86,377